Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

Note 22:- equity

The composition of the Company’s share capital is as follows:

	December 31, 2024			December 31, 2023
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	15,901,287	15,332,667	25,000,000	15,901,287	15,332,667

a.	Formula’s ordinary shares, par value NIS 1 per share, are traded on the TASE, and Formula’s ADSs, each representing one ordinary share, are traded on the NASDAQ.

b.	Formula holds 568,620 of its own ordinary shares.

c.	In February 2021, Formula declared a cash dividend of approximately NIS 33,036 thousand (approximately $10,155) or NIS 2.16 per share (approximately $0.66 per share) to shareholders of record on February 18, 2021 that was paid on March 4, 2021.

d.	In August 2021, Formula declared a cash dividend of approximately NIS 38,694 thousand (approximately $11,932) or NIS 2.53 per share (approximately $0.78 per share) to shareholders of record on September 1, 2021 that was paid on September 19, 2021.

e.	In March 2022, Formula declared a cash dividend of approximately NIS 39,213 thousand (approximately $12,018) or NIS 2.56 per share (approximately $0.78 per share) to shareholders of record on April 12, 2022 that was paid on April 25, 2022.

f.	In November 2022, Formula declared a cash dividend of approximately NIS 33,086 thousand (approximately $9,571) or NIS 2.16 per share (approximately $0.62 per share) to shareholders of record on December 5, 2022 that was paid on December 19, 2022.

g.	In May 2023, Formula declared a cash dividend of approximately NIS 35,265 thousand (approximately $9,605) or NIS 2.3 per share (approximately $0.63 per share) to shareholders of record on June 5, 2023 that was paid on June 22, 2023.

h.	In March 2024, Formula declared a cash dividend of approximately NIS 35,265 thousand (approximately $9,614 or NIS 2.3 per share (approximately $0.63 per share) to shareholders of record on April 4, 2024 that was paid on April 18, 2024.

i.

In August 2024, Formula declared a cash dividend of approximately NIS 35,572 thousand (approximately $9,466) or NIS 2.32 per share (approximately $0.63 per share) to shareholders of record on September 12, 2024 that was paid on September 26, 2024.

j.	For information concerning Formula’s employees and officers share-based plans, see Note 19.

k.	See Note 26 about subsequent events.